EXPLORATION AND EVALUATION ASSETS - Disclosure of exploration and evaluation assets summary (Parentheticals) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and Evaluation Assets	$ 40,801,924	$ 56,491,140
Staff house building [Member] | Carrying Amount [Member]
Disclosure Of Exploration And Evaluation Assets [Line Items]
Exploration and Evaluation Assets	$ 187,150